Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 3,345	$ 3,544
Total derivative financial instrument liabilities	$ 3,345	$ 3,544